Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Income Tax [Line Items]
Foreign losses included in reported income before income taxes	$ 2,907	$ 2,370
Valuation allowance	7,626	4,474
Unused non-capital tax losses	54,821	42,706
SR&ED expenditure pool totaling	20,198	19,606
Investment tax credits	6,159
Capital losses carried forward	22,068
Net operating loss	7,970
Canada [Member]
Schedule Of Income Tax [Line Items]
Valuation allowance	4,638
U.S. [Member]
Schedule Of Income Tax [Line Items]
Valuation allowance	$ 2,988